Revenue	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Revenue	Revenue

	Year ended December 31,
	2022	2021
Copper
Sales within Brazil	$51,373	$131,595
Export sales	313,589	295,682
Adjustments on provisionally priced sales(1)	(13,558)	(3,323)
	351,404	423,954
Gold
Export sales	60,207	58,682
Amortization of deferred revenue(2)	14,781	7,279
	$74,988	$65,961
	$426,392	$489,915

(1)    Under the terms of the Company’s contract with its Brazilian domestic customer, sales are provisionally priced on the date of sale based on the previous month’s average copper price and subsequently settled based on the average copper price in the month of shipment. Provisionally priced sales to the Company's international customers are settled with a final sales price between zero to four months after shipment takes place and, therefore, are exposed to commodity price changes.